Client Name:
Client Project Name:	BRAVO 2019-NQM2
Start - End Dates:	4/16/2018 - 8/15/2019
Deal Loan Count:	238

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	2
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM4625	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a better status than the Lender's status determination	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3716	TRID - Curable issue related to the Closing Disclosure in file	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4310	TRID - CD: The value for Funds for Borrower in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	2
Compliance	Federal Consumer Protection	CMPFDCP3254	TILA - Cannot determine if ARM Program Disclosure was provided in a timely manner	1
Compliance	Federal Consumer Protection	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	1
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	2
Total				24

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